Details of treasury and other financial risks - Carrying amount of financial liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 9,728	€ 9,840
Presented in accounts payables:
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	97
- of which suppliers have received payment from finance provider
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 85